Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of Cash And Cash Equivalents Explanatory [Text Block]

	December 31, 2020	December 31, 2019
Short-term deposits	59,331	1,955
Current bank accounts	43,749	701
Cash in transit	606	320
Petty cash	16	27

Cash and cash equivalents in the consolidated statements of financial position	103,702	3,003
Bank overdrafts	—	(9)

Cash and cash equivalents in the consolidated statements of cash flows	103,702	2,994